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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2002
(Unaudited)

- CREDIT SUISSE
  NEW YORK TAX EXEMPT FUND




More complete information about the Fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.


Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUND'S YIELD WILL FLUCTUATE. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SEMI ANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002


                                                                   July 31, 2002


Dear Shareholder:

   EFFECTIVE AUGUST 1, 2002, BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION NO LONGER SERVES AS THE FUND'S SUB-INVESTMENT ADVISER. A PORTFOLIO MANAGEMENT TEAM AT CREDIT SUISSE ASSET MANAGEMENT, LLC, THE FUND'S INVESTMENT ADVISER, WILL MAKE THE FUND'S DAY-TO-DAY INVESTMENT DECISIONS.

   The commencement of the recession in early 2001 and the events of September 11 deeply affected the U.S. economy, especially that of New York City and State. Economic growth virtually ceased after September 11 and the State's unemployment rate expanded to 6.1% by May 2002, up from 4.6% a year earlier. This marked the highest level of State unemployment since March 1998. Private sector employment also suffered. Job losses amounted to 122,000, or 1.7%, slightly above the national average of 1.6% for the same one-year period. While the State benefits from a broad and diverse economic base, the impact on the State's budget has been significant. The State will use up its $1.6 billion surplus from fiscal 2001 to meet the budgetary needs in Fiscal Year 2002.

   The State's fiscal health is closely tied to that of New York City. The demise of the World Trade Center and the devastation to lower Manhattan severely tested the City's business structure. New York City lost 147,000 jobs to the recession and the September 11 attack. The City's unemployment rate grew to 8% in May, up from 5.6% a year earlier. The City's administration projects that it will close Fiscal Year 2002, however, with a small surplus. The mayor and city council recently agreed upon a $41 billion budget for Fiscal Year 2003, closing a $4 billion budget gap. The longer-term uncertainty, however, prompted Moody's to change their outlook on New York City's A2 rating to "negative."

   During the six-month period ended June 30, 2002, signs of economic growth have been mixed, while inflation has remained benign. The Federal Reserve has kept short-term interest rates unchanged since their last rate cut in December 2001. They did move, however, to a neutral policy stance at their March Federal Open Market Committee meeting. The 1.75% federal funds rate marks a forty-year low. Despite the holding pattern on rates, investor optimism continued to rally the municipal money markets. All new issuances were overwhelmingly received and secondary bidding remained very aggressive. The Credit Suisse New York Tax Exempt Fund maintained an extended position during the period by buying in the nine to twelve month maturity range when attractive yield spreads to overnight investments were available. On June 30, the Fund maintained an average weighted maturity of 48 days and had a seven-day annualized net yield of 0.92% (after waivers and reimbursements) and the six month total return was 0.48% (non-annualized).

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CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SEMI ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
June 30, 2002


BLACK ROCK INSTITUTIONAL MANAGEMENT CORPORATION

   THE INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS IS EXCLUDABLE FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES AND EXEMPT FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

   THIS FUND MAY BE RISKIER THAN A MORE GEOGRAPHICALLY-DIVERSE MUNICIPAL MONEY-MARKET FUND. ADDITIONALLY, THE RISK OF A DOWNTURN IN THE U.S. ECONOMY, PARTICULARLY IN NEW YORK CITY AND NEW YORK STATE, HAS BEEN HEIGHTENED BY THE TERRORIST ATTACK ON THE WORLD TRADE CENTER ON SEPTEMBER 11, 2001. IT IS LIKELY THAT NEW YORK CITY AND NEW YORK STATE WILL SUFFER FINANCIAL DIFFICULTIES AS A RESULT, WHICH COULD ADVERSELY AFFECT THE ABILITY OF NEW YORK MUNICIPAL ISSUERS TO MAKE PAYMENTS OF PRINCIPAL AND INTEREST, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SECURITIES OF SUCH ISSUERS. IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE AMOUNT OF THE FUND'S INCOME THAT IS SUBJECT TO NEW YORK TAXES COULD INCREASE.

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CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

                PAR                                                    RATINGS(1)
               (000)                                                 (S&P/MOODY'S)        MATURITY           RATE%        VALUE
               -----                                                 -------------        --------           -----        -----
MUNICIPAL BONDS (99.6%)
NEW YORK (97.3%)
  $  100   Albany, NY, Industrial Development
             (Key Corp. Bank N.A. LOC)(2)                            (A-1+ , Aaa)         07/07/02           1.150     $  100,000
   1,340   Auburn Industrial Development Authority,
             Revenue Bonds, Series 1997 (Fat Tire, LLC
             Project) (Key Corp. Bank N.A. LOC)(2)                     (NR , NR)          07/07/02           1.500      1,340,000
   2,000   Chautauqua County, NY, Industrial Development
             Agency (The Red Wing Co. Project) Series 1985
             VRDN (Wachovia LOC)(2)                                   (NR , Aa3)          07/07/02           1.370      2,000,000
  11,400   Hempstead, NY, Industrial Development,
             Series 2001, Adjustable Rate Industrial
             Development Bonds(2)                                      (NR , NR)          07/07/02           1.310     11,400,000
   5,000   Highland Falls - Ft. Montgomery, NY,
             Central School District, General Obligation
             Unlimited, BAN                                           (NR , MIG1)         07/11/02           3.000      5,000,360
   2,000   Lancaster, Town of, Industrial Development
             Agency, Revenue Bonds (1997 Jiffy-Tite Co.,
             Inc. Project) (Key Corp. Bank N.A. LOC)(2)                (NR , NR)          07/07/02           1.500      2,000,000
   1,000   Lewiston-Porter, NY, Central School District                (NR , NR)          06/18/03           2.500      1,006,625
   2,000   Long Island Power Authority of New York,
             Series CP-1 (Morgan Guaranty Trust LOC)(2)              (A-1+ , P-1)         08/30/02           1.350      2,000,000
     100   Long Island Power Authority of New York
             (Westdeutsche Landesbank Gironzentrale LOC)(2)          (A-1+ , Aaa)         07/07/02           1.100        100,000
   1,300   Long Island Power Authority of New York,
             Electric System, Subordinated Revenue Bonds,
             Subseries 7-A (MBIA Insurance LOC)(2)                    (AAA , Aaa)         07/07/02           1.170      1,300,000
     500   Long Island Power Authority of New York,
             Electric System, Series 7, Subseries 7-B
             (MBIA Insurance LOC)(2)                                  (AAA , Aaa)         07/07/02           1.100        500,000
   2,000   Metropolitan Transit Authority, NY, Transportation
             Revenue Bond Anticipation Notes, Series CP-1            (A-1+ , P-1)         08/30/02           1.350      2,000,000
     250   Metropolitan Transit Authority, NY, Revenue
             Bonds, Series B (MBIA Insurance LOC)                     (AAA , Aaa)         07/01/02           6.250        255,000
     200   Metropolitan Transit Authority, NY, Revenue
             Bonds, Series J (FGIC Insurance LOC)                     (AAA , Aaa)         07/01/02           6.100        204,000
     900   Metropolitan Transit Authority, NY, Transportation
             Facilities, Revenue Bonds, Series L                       (A , Aaa)          07/01/02           6.625        913,500
   1,065   Metropolitan Transit Authority, NY, Revenue
             Bonds, Series M (AMBAC Insurance LOC)                    (AAA , Aaa)         07/01/02           4.900      1,065,000
   1,555   Monroe County, NY Industrial Development
             Agency (Windsor Manufacturing Co. Inc.
             Project) 1999 (Key Corp. Bank N.A. LOC)(2)                (NR , NR)          07/07/02           1.500      1,555,000
   1,000   Monroe County, NY Industrial, Development
             Agency, Revenue Bonds(2)                                  (NR , A2)          07/07/02           1.250      1,000,000
   1,295   Nassau County, NY, General Obligation, Series P(2)         (AAA , Aaa)         11/01/02           6.300      1,315,179


                See Accompanying Notes to Financial Statements.

                PAR                                                    RATINGS(1)
               (000)                                                 (S&P/MOODY'S)        MATURITY           RATE%        VALUE
               -----                                                 -------------        --------           -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
  $ 1,000   New York City General Obligation (Escrowed In
              U.S. Treasuries LOC)(2)                                   (NR , NR)          07/07/02           1.180    $ 1,000,000
    2,000   New York City General Obligation
              (Kredietbank LOC)(2)                                     (A-1+ , NR)         07/07/02           1.210      2,000,000
      600   New York City General Obligation
              (Medical & Medical Services LOC)(2)                     (A-1+ , Aaa)         07/07/02           1.100        600,000
    4,000   New York City General Obligation Bonds
              (LOC FGIC Insurance) VRDN
              (FGIC Insurance LOC)(2)                                  (A1+ , Aaa)         07/07/02           1.150      4,000,000
    3,000   New York City General Obligation Bonds,
              Series F-6 (Morgan Guaranty LOC)(2)                      (A1+ , Aa2)         07/07/02           1.150      3,000,000
    1,130   New York City General Obligation VRDN
              (Bayerische LB Girozentrale LOC)(2)                     (A1+ , VMIG1)        07/07/02           1.125      1,130,000
      800   New York City General Obligation VRDN
              (Morgan Guaranty LOC)(2)                                (A-1+ , Aa2)         07/07/02           1.150        800,000
    1,060   New York City General Obligation, 1995 Series F-4
              (Landesbank Hessen-Thuringen LOC)(2)                     (AAA , Aaa)         07/07/02           1.125      1,060,000
      200   New York City General Obligation, Fiscal
              Year 1994, Series H-3(2)                                 (AAA , Aaa)         07/01/02           1.700        200,000
    2,100   New York City General Obligation, Series A6
              VRDN (Landesbank Hessen-Thuringen LOC)(2)              (A-1+ , VMIG1)        07/07/02           1.100      2,100,000
    2,100   New York City General Obligation, Series D-20(2)           (AAA , Aaa)         07/07/02           1.150      2,100,000
    2,135   New York City Health and Hospital Corp.
              (Bank of New York LOC)(2)                               (A-1+ , Aa2)         07/07/02           1.100      2,135,000
    5,080   New York City Health and Hospital Corp.,
              Series 1997 A Health System Bonds
              (Morgan Guaranty LOC)(2)                                (A-1+ , Aa2)         07/07/02           1.150      5,080,000
    1,800   New York City Housing Development Corp.
              (Federal National Mortgage Association LOC)(2)           (A1+ , NR)          07/07/02           1.100      1,800,000
    1,600   New York City Housing Development Corp.
              Multi-Family Rental Housing Revenue
              Bonds (Monterey) 1997 Series A VRDN
              (Federal National Mortgage Association LOC)(2)           (AAA , NR)          07/07/02           1.100      1,600,000
      100   New York City Housing Development Corp.,
              Multi-Family Rental Housing, Revenue Bonds
              Related - Carnegie Park(2)                               (NR , Aaa)          07/07/02           1.100        100,000
    3,415   New York City Transitional Finance Authority,
              Future Tax Secured Bonds, Fiscal 1999
              Tax-Exempt Adjustable Rate Bonds (Bank of
              Nova Scotia LOC)(2)                                     (A-1+ , Aa2)         07/07/02           1.150      3,415,000
      200   New York City Transitional Finance
              Authority, Revenue Bonds
              (Bayerische LB Girozentrale LOC)(2)                     (A-1+ , Aa2)         07/01/02           1.750        200,000


                See Accompanying Notes to Financial Statements.

                PAR                                                    RATINGS(1)
               (000)                                                 (S&P/MOODY'S)        MATURITY           RATE%        VALUE
               -----                                                 -------------        --------           -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   $  890   New York City Transitional Finance Authority,
              Series 1998 A-1 Future Tax Secured Bonds
              (Society General LOC)(2)                                (A-1+ , Aa2)         07/07/02           1.150     $  890,000
    4,300   New York City Water Financial
              Authority & Sewer System, Revenue Bonds(2)              (A-1+ , Aa2)         07/01/02           1.800      4,300,000
    2,190   New York State Dormitory Authority,
              Metropolitan Museum of Art, Revenue Bonds(2)            (A-1+ , Aa1)         07/07/02           1.100      2,190,000
      460   New York State Dormitory Authority,
              Metropolitan Museum of Art, Revenue Bonds,
              Series 1993A VRDN(2)                                    (A-1+ , Aa1)         07/07/02           1.100        460,000
    2,000   New York State Dormitory Authority,
              Revenue Bonds(2)                                        (A-1+ , Aaa)         07/07/02           1.150      2,000,000
    1,000   New York State Dormitory Authority,
              Revenue Bonds(2)                                         (AAA , NR)          07/07/02           1.180      1,000,000
      250   New York State Dormitory Authority,
              Revenue Bonds, Series A (New York University)
              (MBIA Insurance LOC)(2)                                  (AAA , Aaa)         07/01/02           5.500        250,000
      300   New York State Dormitory Authority,
              Revenue Bonds, Series A (Rochester University)
              (MBIA Insurance LOC)(2)                                  (AAA , Aaa)         07/01/02           5.000        300,000
      800   New York State Local Government Assistance
              Corp., Revenue Bonds, Series 1995F(2)                    (AA- , Aa3)         07/07/02           1.100        800,000
      700   New York State Local Government Assistance
              Corp., Series 1994-B VRDN (Credit Suisse LOC)(2)        (A-1+ , Aa1)         07/07/02           1.100        700,000
    3,400   New York State Local Government Assistance
              Corp., Variable Rate Bonds (Canadian Imperial
              Bank LOC)(2)                                            (A-1+ , Aa3)         07/07/02           1.100      3,400,000
    2,000   New York State Power Authority, Series 1
              (JP Morgan Chase LOC)                                    (A-1 , P-1)         10/11/02           1.350      2,000,000
    5,000   New York State Thruway Authority, General
              Revenue Bond Anticipation Notes, Series CP-2
              (Landesbank Hessen-Thuringen Girozentrale)                (NR , NR)          09/06/02           1.500      5,000,000
   10,000   New York State Transitional BAN,
              Series 4, Fiscal 2002                                  (SP-1+ , MIG1)        02/26/03           2.500     10,062,905
      325   New York State Transitional Finance Authority              (AA+ , Aa2)         08/15/02           4.250        326,129
    1,030   New York State Transitional Finance Authority,
              New York City Recovery, Revenue Notes,
              Series A                                               (SP-1+ , MIG1)        10/02/02           3.250      1,034,380
    3,000   New York State Transitional Finance Authority,
              Revenue Bonds, Series 3 BAN                               (NR , NR)          11/13/02           2.750      3,009,140
    3,000   New York State Transitional Finance Authority,
              Series A-2 (Morgan Guaranty LOC)(2)                     (A-1+ , Aa2)         07/07/02           1.150      3,000,000


                See Accompanying Notes to Financial Statements.

                PAR                                                    RATINGS(1)
               (000)                                                 (S&P/MOODY'S)        MATURITY           RATE%        VALUE
               -----                                                 -------------        --------           -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
  $ 2,000   New York State Urban Development Corp.,
              Personal Income Tax Revenue Bonds                         (AA , NR)          03/15/03           1.900    $ 2,002,432
      800   New York State Urban Development Corp.,
              Series SG-150                                             (NR , NR)          07/09/02           1.190        800,000
    1,000   New York State Urban Development Corp.,
              State Personal Income Tax Revenue Bonds                   (AA , NR)          12/15/02           2.750      1,005,090
      500   Niagara Falls, NY, Bridge Commission Toll                  (AAA , Aaa)         10/01/02           6.300        523,946
    2,165   Onondaga County Industrial Development Agency,
              Revenue Bonds (Key Corp. Bank N.A. LOC)(2)              (NR , VMIG1)         07/07/02           1.500      2,165,000
    1,280   Onondaga County Industrial Development Agency,
              Revenue Bonds (Plainville Turkey Farm, Inc.
              Project) Series 1998 (Key Corp. Bank N.A. LOC)(2)         (NR , NR)          07/07/02           1.500      1,280,000
    1,000   Poland, NY, Central School District                         (NR , NR)          02/14/03           2.250      1,003,373
    1,600   Port Authority of New York & New Jersey                   (A-1+ , P-1)         10/15/02           1.300      1,600,000
      400   Port Authority of New York & New Jersey
              (Morgan Guaranty LOC)                                     (NR , NR)          07/07/02           1.320        400,000
    2,000   Poughkeepsi City, NY, General Obligation, BAN,
              Series A                                                 (AAA , Aaa)         05/16/03           2.500      2,012,271
    2,885   Rockland County, NY, Industrial Development
              Agency, Norther Manor Multicare,
              Revenue Bonds(2)                                        (NR , VMIG1)         07/07/02           1.370      2,885,000
      500   Suffolk County, NY, General Obligation Unlimited,
              Series C, (FGIC Insurance LOC)                           (AAA , Aaa)         11/01/02           5.100        505,230
    1,000   Tompkins County, NY, Industrial Development
              Agency, Revenue Bonds (Marine Midland LOC)(2)            (NR , Aa3)          07/07/02           1.150      1,000,000
    1,300   Town of Babylon Industrial Development Agency
              (J. D'addario & Co., Inc. Proj.) Series 1994 VRDN
              (National Westminster LOC)(2)                            (NR , Aa3)          07/07/02           1.300      1,300,000
    3,995   Triborough, NY, Bridge & Tunnel Authority,
              Revenue Bonds Merrill Lynch Trust Receipts,
              Series PA-956(2)                                         (A-1+ , NR)         07/07/02           1.200      3,995,000
    1,915   Ulster County, NY, Industrial Development Agency,
              Revenue Bonds (Key Corp. Bank N.A. LOC)(2)                (NR , NR)          07/07/02           1.500      1,915,000
    1,500   Yonkers, NY, Industrial Development Agency,
              Revenue Bonds, Series A01(2)                             (NR , Aaa)          07/07/02           1.320      1,500,000
                                                                                                                      ------------
TOTAL NEW YORK (Cost $133,989,560)                                                                                     133,989,560
                                                                                                                      ------------
PUERTO RICO (2.3%)
    1,000   Municipal Securities Trust General Obligation
              Unlimited, Series 2002-199, Class A(2)                   (A-1+ , NR)         07/07/02           1.140      1,000,000
    2,000   Puerto Rico Commonwealth
              Highway & Transportation                                 (A-1+ , NR)         07/07/02           1.290      2,000,000


                See Accompanying Notes to Financial Statements.

                PAR                                                    RATINGS(1)
               (000)                                                 (S&P/MOODY'S)        MATURITY           RATE%        VALUE
               -----                                                 -------------        --------           -----        -----
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
  $  150   Puerto Rico Municipal Finance Agency, Revenue
             Bonds, Series A (FSA Insurance LOC)                      (AAA , Aaa)         07/01/02           5.300       $150,000
                                                                                                                     ------------
TOTAL PUERTO RICO (Cost $3,150,000)                                                                                     3,150,000
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS (Cost $137,139,560)                                                                             137,139,560
                                                                                                                     ------------
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $137,139,560(3))                                                             137,139,560
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                                              560,068
                                                                                                                     ------------
NET ASSETS (100.0%)                                                                                                  $137,699,628
                                                                                                                     ============

                      Average Weighted Maturity -- 48 days

                            INVESTMENT ABBREVIATIONS
                          NR = Not Rated(4)
                          BAN = Bond Anticipation Note
                          LOC = Letter of Credit
                          VRDN = Variable Rate Demand Note


(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) The interest rate is as of June 30, 2002 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.

(3)  Also cost for federal income tax purposes.

(4) At the time of purchase the sub-investment adviser deemed these securities to be of comparable quality to rated securities that the fund may purchase.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)


ASSETS
    Investments at value (Cost $137,139,560)                                $137,139,560
    Cash                                                                          37,453
    Interest receivable                                                          639,622
    Prepaid expenses and other assets                                             43,349
                                                                            ------------
      Total Assets                                                           137,859,984
                                                                            ------------

LIABILITIES
    Advisory fee payable                                                           4,210
    Sub-Advisory fee payable                                                       6,964
    Administrative services fee payable                                           19,730
    Dividend payable                                                              97,303
    Other accrued expenses payable                                                32,149
                                                                            ------------
      Total Liabilities                                                          160,356
                                                                            ------------

NET ASSETS
    Capital stock, $0.001 par value                                              137,716
    Paid-in capital                                                          137,565,608
    Accumulated net realized loss from investments                                (3,696)
                                                                            ------------
      Net Assets                                                            $137,699,628
                                                                            ============

COMMON SHARES
    Net assets                                                              $137,678,590
    Shares outstanding                                                       137,695,405
                                                                            ------------
    Net asset value, offering price and redemption price per share                 $1.00
                                                                                   =====

A SHARES
    Net assets                                                              $     21,038
    Shares outstanding                                                            21,038
                                                                            ------------

    Net asset value, offering price and redemption price per share          $       1.00
                                                                                    ====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)


INTEREST INCOME                                                                       $1,309,333
                                                                                      ----------
EXPENSES
    Investment advisory fees                                                             215,119
    Sub-Investment advisory fees                                                         217,558
    Administrative services fees                                                          86,048
    Shareholder servicing/Distribution fees                                                   17
    Legal fees                                                                            49,034
    Registration fees                                                                     27,952
    Printing fees                                                                         16,388
    Custodian fees                                                                        10,078
    Transfer agent fees                                                                    9,756
    Audit fees                                                                             8,460
    Directors fees                                                                         7,499
    Insurance expense                                                                      3,127
    Miscellaneous expense                                                                  5,420
                                                                                      ----------
      Total expenses                                                                     656,456
    Less: fees waived                                                                   (183,178)
                                                                                      ----------
      Net expenses                                                                       473,278
                                                                                      ----------
        Net investment income                                                            836,055
                                                                                      ----------
    Net increase in net assets resulting from operations                              $  836,055
                                                                                      ==========


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX MONTHS  FOR THE YEAR
                                                                       ENDED             ENDED
                                                                   JUNE 30, 2002     DECEMBER 31,
                                                                    (UNAUDITED)           2001
                                                                    -----------           ----
FROM OPERATIONS
  Net investment income                                            $     836,055   $   3,973,090
  Net realized loss from investments                                          --          (3,696)
                                                                   -------------   -------------
    Net increase in net assets resulting from operations                 836,055       3,969,394
                                                                   -------------   -------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                 (836,004)     (3,973,089)
    Class A shares                                                           (51)             (1)
                                                                   -------------   -------------
    Net decrease in net assets from dividends                           (836,055)     (3,973,090)
                                                                   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                       150,352,705     391,822,502
  Reinvestment of dividends                                              218,199       1,927,374
  Net asset value of shares redeemed                                (199,557,140)   (404,604,049)
                                                                   -------------   -------------
    Net decrease in net assets from capital share transactions       (48,986,236)    (10,854,173)
                                                                   -------------   -------------

  Net decrease in net assets                                         (48,986,236)    (10,857,869)

NET ASSETS
  Beginning of period                                                186,685,864     197,543,733
                                                                   -------------   -------------
  End of period                                                    $ 137,699,628   $ 186,685,864
                                                                   =============   =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)


                                     FOR THE SIX
                                    MONTHS ENDED                           FOR THE YEAR ENDED DECEMBER 31,
                                   JUNE 30, 2002     ---------------------------------------------------------------------
                                      (UNAUDITED)        2001        2000        1999         1998   1997(1)       1997(2)
                                   --------------    --------    --------    --------     --------  --------      --------
PER SHARE DATA
   Net asset value, beginning
     of period                          $ 1.0000     $ 1.0000    $ 1.0000    $ 1.0000     $ 1.0000  $ 1.0000      $ 1.0000
INVESTMENT OPERATIONS
   Net investment income                  0.0048       0.0202      0.0341      0.0267       0.0287    0.0261        0.0288
LESS DIVIDENDS
   Dividends from net investment
     income                              (0.0048)     (0.0202)    (0.0341)    (0.0267)     (0.0287)  (0.0261)      (0.0288)
                                        --------     --------    --------    --------     --------  --------      --------
   NET ASSET VALUE, END OF PERIOD       $ 1.0000     $ 1.0000    $ 1.0000    $ 1.0000     $ 1.0000  $ 1.0000      $ 1.0000
                                        ========     ========    ========    ========     ========  ========      ========
       Total return                         0.48%(3)     2.13%       3.46%       2.70%        2.92%     2.64%(3)      2.92%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period
     (000s omitted)                     $137,679     $186,685    $197,544    $181,842     $174,743  $151,173      $124,191
     Ratio of expenses to average
       net assets(4)                        0.55%(5)     0.55%       0.57%       0.56%        0.55%     0.55%(5)      0.55%
     Ratio of net investment income
       to average net assets                0.97%(5)     2.11%       3.39%       2.68%        2.86%     3.12%(5)      2.88%
     Decrease reflected in above
       operating expense ratios due
       to waivers/reimbursements            0.21%(5)     0.15%       0.11%       0.13%        0.14%     0.12%(5)      0.17%

--------------------------------------------------------------------------------
(1) In 1997, the Credit Suisse New York Tax Exempt Fund changed its fiscal year-end from February 28th to December 31st. The information presented is for the period March 1, 1997 through December 31, 1997.

(2) For the year ended February 28, 1997.

(3) Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00% for the six months ended June 30, 2002, and .00%, .02%, .01%, .00%, .00%, and .00% for each of the years or period ended December 31, 2001, 2000, 1999, 1998, 1997, and the year ended February 28, 1997, respectively. The net operating expense ratio after reflecting these arrangements was .55% for the six months ended June 30, 2002 and for each of the years or period ended December 31, 2001, 2000, 1999, 1998, 1997 and the year ended February 28, 1997, respectively.

(5) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                  FOR THE SIX         FOR THE PERIOD
                                                                                  MONTHS ENDED              ENDED
                                                                                 JUNE 30, 2002           DECEMBER 31,
                                                                                   (UNAUDITED)             2001(1)
                                                                                 -------------        ---------------
PER SHARE DATA
   Net asset value, beginning of period                                               $1.0000              $1.0000
INVESTMENT OPERATIONS
   Net investment income                                                               0.0030               0.0004
LESS DIVIDENDS
   Dividends from net investment income                                               (0.0030)             (0.0004)
                                                                                      -------              -------
NET ASSET VALUE, END OF PERIOD                                                        $1.0000              $1.0000
                                                                                      =======              =======
       Total return(2)                                                                   0.30%                0.04%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                           $    21              $     1
     Ratio of expenses to average net assets(3,4)                                        0.80%                0.80%
     Ratio of net investment income to average net assets(4)                             0.75%                0.50%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements(4)                                           0.21%                0.15%

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (inception date) through December 31, 2001.

(2) Non-annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the six months ended June 30, 2002 or the period ended December 31, 2001.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse New York Tax Exempt Fund, (the "Fund") was incorporated in Maryland on October 31, 1984. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company which seeks to provide investors with as high a level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

    The Fund offers Common Class and Class A shares. Effective November 30, 2001, the Fund began offering Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Common Class shares of the Fund bear no class specific expenses. Class A shares of the Fund bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares.

    New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. The default or credit-rating downgrade of one of these issuers could affect the market value and marketability of New York municipal securities and hurt New York Tax Exempt's yield or share price. As a result, the Fund may be riskier than a more geographically diversified municipal money-market fund.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. The Board of Directors has established procedures which include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    F) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as the Fund's investment adviser. For its investment advisory services CSAM is entitled to receive a fee calculated at an annual rate of .25% of the Fund's average daily net assets. For the six months ended June 30, 2002, investment advisory fees earned and voluntarily waived were $215,119 and $79,921, respectively.

    BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Financial Services Group, serves as the Fund's sub-investment adviser and co-administrator. For its sub-investment advisory and co-administrative services, BIMC is entitled to receive a fee, exclusive of out-of-pocket expenses, calculated at an annual rate of .25% of the Fund's average daily net assets. For the six months ended June 30, 2002, sub-investment advisory fees and co-administrative services fees (including out-of-pocket expenses) earned and voluntarily waived were $217,558 and $103,257, respectively. Effective August 1, 2002, BIMC will no longer serve as sub-investment adviser to the Fund. At its meeting held on February 12, 2002, the Board of Directors approved State Street Bank and Trust Company ("SSB") to replace PFPC as co-administrator which arrangement is expected to be effective August 1, 2002.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as the Fund's co-administrator. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended June 30, 2002, co-administrative service fees earned by CSAMSI were $86,048.

    In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A shares of the Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended June 30, 2002, distribution fees paid to CSAMSI were $17.

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM.

CSAM is then reimbursed by the Fund. For the six months ended June 30, 2002, the Fund did not receive any credits or reimbursements under this arrangement.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2002, Merrill was paid $10,768 for its services to the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Fund are classified as Common shares, two billion shares are classified as Advisor shares and one billion shares are designated as Class A shares. The Fund does not currently offer Advisor Class shares. Transactions in shares of the Fund were as follows:


                                                                              COMMON CLASS
                                                           -------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                                           JUNE 30, 2002 (UNAUDITED)       DECEMBER 31, 2001
                                                           -------------------------      ------------------
Shares sold                                                        150,252,705                  391,821,502
Shares issued in reinvestment of dividends                             218,161                    1,927,374
Shares redeemed                                                   (199,477,140)                (404,604,049)
                                                                 -------------                -------------
Net decrease                                                       (49,006,274)                 (10,855,173)
                                                                 =============                =============


                                                                                 CLASS A
                                                           -------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED      FOR THE PERIOD ENDED
                                                           JUNE 30, 2002 (UNAUDITED)     DECEMBER 31, 2001(1)
                                                           -------------------------     -------------------
Shares sold                                                            100,000                        1,000
Shares issued in reinvestment of dividends                                  38                           --
Shares redeemed                                                        (80,000)                          --
                                                                 -------------                -------------
Net increase                                                            20,038                        1,000
                                                                 =============                =============


(1) For the period November 30, 2001 (inception date) through December 31, 2001.

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